                 OPPENHEIMER VALUE FUND
         Supplement dated September 30, 2004 to the
             Prospectus dated December 23, 2003

This  supplement  amends the  Prospectus  dated December 23,
2003,  and is in  addition to the  supplement  dated July 6,
2004. The Prospectus  supplement  dated December 23, 2003 is replaced with this supplement.

1.    The  following  two  paragraphs  are  added  after the
      section titled "Portfolio Managers"
on page 13:

      PENDING  LITIGATION.  Six law suits have been filed
      as putative  derivative  and class actions  against
      the  Fund's  investment  Manager,  Distributor  and
      Transfer  Agent,  some  of  the  Oppenheimer  funds
      including  the Fund and  Directors  or  Trustees of
      some of those  funds.  The  complaints  allege that
      the   Manager    charged    excessive    fees   for
      distribution  and  other  costs,   improperly  used
      assets  of  the  funds  in  the  form  of  directed
      brokerage   commissions   and  12b-1  fees  to  pay
      brokers  to  promote  sales of  Oppenheimer  funds,
      and  failed to  properly  disclose  the use of fund
      assets to make those  payments in  violation of the
      Investment   Company   Act   and   the   Investment
      Advisers  Act  of  1940.  The  complaints   further
      allege that by permitting  and/or  participating in
      those  actions,  the defendant  Directors  breached
      their fiduciary duties to fund  shareholders  under
      the  Investment  Company  Act  and at  common  law.
      Those law suits  were  filed on  August  31,  2004,
      September 3, 2004,  September  14, 2004,  September
      14,  2004,  September  21, 2004 and  September  22,
      2004,  respectively,  in the U. S.  District  Court
      for  the  Southern   District  of  New  York.   The
      complaints  seek   unspecified   compensatory   and
      punitive   damages,   rescission   of  the   funds'
      investment  advisory  agreements,  an accounting of
      all fees  paid,  and an award  of  attorneys'  fees
      and litigation expenses.

      The Manager and the Distributor  believe the claims
      asserted  in these law suits to be  without  merit,
      and  intend to defend  the  suits  vigorously.  The
      Manager and the  Distributor  do not  believe  that
      the  pending  actions are likely to have a material
      adverse  affect on the Fund or on their  ability to
      perform  their  respective  investment  advisory or
      distribution agreements with the Fund.

September 30, 2004                            PS0375.026